BENEFIT PLANS, Stock-based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options, Outstanding [Roll Forward]
Options granted (in shares)		0
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 25.71	$ 23.53
Exercise price range upper limit (in dollars per share)	$ 32.51	$ 32.51
Aggregate intrinsic value of [Abstract]
Options outstanding	$ 1,132,000	$ 179,000
Options exercisable	342,000	144,000
Options exercised	5,000	1,000
Cash receipts	216,000	7,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	457,000	176,000
Directors fees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	145,000	149,000
Stock option expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Tax benefit from compensation expense	94,000	9,000
Nonvested awards compensation cost not yet recognized	340,000
Nonvested awards compensation cost not yet recognized, period for recognition	7 months
Total stock based compensation expense	$ 312,000	$ 27,000
$19.67 - 26.90 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 19.67
Exercise price range upper limit (in dollars per share)	$ 26.90
Number of options outstanding (in shares)	254,144
Weighted average remaining contractual life (years) of options outstanding	2 years 9 months 22 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 23.71
Options exercisable (in shares)	50,644
Weighted average exercise price of options exercisable (in dollars per share)	$ 21.41
Stock Options [Member]
Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	89,279	109,765
Options granted (in shares)	205,000	0
Options exercised (in shares)	(8,547)	(315)
Options forfeited (in shares)	(4,271)	(1,904)
Options expired (in shares)	(27,317)	(18,267)
Outstanding at end of year (in shares)	254,144	89,279
Options exercisable (in shares)	50,644	80,652
Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year weighted average exercise price beginning balance (in dollars per share)	$ 24.08	$ 24.41
Weighted average exercise price of options granted (in dollars per share)	$ 24.28	$ 0
Weighted average exercise price of options exercised (in dollars per share)	$ 25.24	$ 19.67
Weighted average exercise price of options forfeited (in dollars per share)	$ 27.10	$ 28.59
Weighted average exercise price of options expired (in dollars per share)	$ 28.19	$ 25.68
Outstanding at ending of year weighted average exercise price beginning balance (in dollars per share)	$ 23.71	$ 24.08
Weighted average exercise price of options exercisable (in dollars per share)	$ 21.41	$ 24.55